Document and Entity Information	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	KNIGHT CAPITAL GROUP, INC.
Entity Central Index Key	0001060749
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Amendment flag	false